THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 21, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH SUCH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------


Check here if Amendment [  ]: Amendment Number: 2
                                                -----------------------

         This Amendment (Check only one):   [ ] is a restatement
                                            [X] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Magnetar Financial LLC
Address:          1603 Orrington Avenue
                  13th Floor
                  Evanston, IL 60201


                       Form 13F File Number: 028-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


/s/ Michael Turro                 Evanston IL               February 14, 2007
--------------------------      ----------------             -----------------
         [Signature]               [City, State]                   [Date]

Report Type (Check only one):

                            MAGNETAR FINANCIAL LLC
                                   FORM 13F
                       Quarter Ended September 30, 2006


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                      -------------------------

Form 13F Information Table Entry Total:                        12
                                                      -------------------------

Form 13F Information Table Value Total:                     $600,079
                                                      -------------------------

                                (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                                        MAGNETAR FINANCIAL LLC
                                                               FORM 13F
                                                   Quarter Ended September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                         CLASS                   VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER MANAGERS      VOTING AUTHORITY
                         -----                   ------     --------  ---   ----  -----------   --------------      ----------------
NAME OF ISSUER           TITLE        CUSIP     (X$1,000)    PRN AMT  PRN   CALL  DISCRETION                        SOLE SHARED NONE
--------------           -----        -----     ---------    -------  ---   ----  ----------                        ---- ------ ----
------------------------------------------------------------------------------------------------------------------------------------
ADVO INC               COM          007585102     $15,602    557,600  SH            SOLE                         557,600
------------------------------------------------------------------------------------------------------------------------------------

CAMBIOR INC            COM          13201L103      $3,507  1,000,000  SH            SOLE                       1,000,000
------------------------------------------------------------------------------------------------------------------------------------

FISHER SCIENTIFIC IN   COM NEW      338032204     $23,668    302,500  SH            SOLE                         302,500
------------------------------------------------------------------------------------------------------------------------------------

FREESCALE SMCNDTR      COM          35687M107     $95,150  2,500,000  SH            SOLE                       2,500,000
------------------------------------------------------------------------------------------------------------------------------------

GOLD KIST INC          COM          380614107      $4,762    228,500  SH            SOLE                         228,500
------------------------------------------------------------------------------------------------------------------------------------

HCA INC                COM          404119109     $99,780  2,000,000  SH            SOLE                       2,000,000
------------------------------------------------------------------------------------------------------------------------------------

INCO LTD               COM          453258402    $114,335  1,500,000  SH            SOLE                       1,500,000
------------------------------------------------------------------------------------------------------------------------------------

KANBAY INTL INC        COM          48369P207      $2,885    140,345  SH            SOLE                         140,345
------------------------------------------------------------------------------------------------------------------------------------

MSYSTEMS LTD           SHS          M7061C100     $20,120    500,000  SH            SOLE                         500,000
------------------------------------------------------------------------------------------------------------------------------------

NOVAGOLD RES INC       COM NEW      66987E206      $9,632    613,900  SH            SOLE                         613,900
------------------------------------------------------------------------------------------------------------------------------------

OPEN SOULTIONS         COM          68371P102      $4,598    159,613  SH            SOLE                         159,613
------------------------------------------------------------------------------------------------------------------------------------

UNIVISION COMM         CL A         914906102    $206,040  6,000,000  SH            SOLE                       6,000,000
------------------------------------------------------------------------------------------------------------------------------------